Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2025
Events Subsequent to the Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 20 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

Management has evaluated these events in accordance with ASC 855, Subsequent Events, and concluded that these events represent non-recognized subsequent events and, accordingly, have been disclosed but not reflected in the consolidated financial statements:

1.	In January 2026, the company announced its voluntarily delisting of Ordinary Shares from trading on the TASE to promote U.S.-based trading and reduce administrative costs of dual listing. In accordance with applicable Israeli law and the rules of the TASE, the last day the Ordinary Shares will trade on the TASE is expected to be April 23, 2026, and the Ordinary Shares are expected to be delisted from the TASE on or about April 26, 2026

2.	On February 3, 2026, the Company’s shareholders approved an increase in the Company’s authorized share capital from NIS 200,000,000, divided into 500,000,000 Ordinary Shares with a nominal value of NIS 0.40 each, to NIS 950,000,000, divided into 2,375,000,000 Ordinary Shares with a nominal value of NIS 0.40 each.

3.	On February 3, 2026, the Company’s shareholders approved a resolution empowering the Company’s Board of Directors (the “Board”), subject to the discretion of the Board, to effect a reverse share split of the Ordinary Shares at a ratio ranging from 1-for-2 to 1-for-20, with the final ratio and effective date to be subject to the discretion of the Board, at any date within 12 months following the resolution approval date.

4.	On February 10, 2026, the Company changed its corporate name from Enlivex Therapeutics Ltd. to Enlivex Ltd.

5.	On March 15, 2026 the Board of Directors approved a share repurchase program authorizing the repurchase of up to $20 million of Ordinary Shares. Repurchases under the program may be made from time to time in the open market or in privately negotiated transactions, subject to applicable law and market conditions.

6.	On March 15, 2026, the Company and the RAIN Foundation executed an amendment to the RAIN Option, which extended the expiration date of the RAIN Option from December 1, 2026 to December 31, 2027.

7.	On March 23, 2026, the Company entered into a securities purchase agreement for the issuance and sale of a $21 million convertible promissory note in exchange for $19 million in funding. The note is secured by certain of the Company assets, including a portion of the Company’s RAIN digital asset holdings, and may be converted into Ordinary Shares.

8.	On March 23, 2026, the Company partially exercised the RAIN Option to acquire 3,030,303,030 RAIN tokens from the remaining option balance at the contractual exercise price of $0.0033 per token, for total cash consideration of $10 million. The remaining portion of the RAIN Option continues to be outstanding.